Income taxes - DTA (Detail 3.1) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	$ 18,769	$ 18,492
Valuation allowance	(9,893)	(9,280)
Recognized	8,876	9,212
US
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Recognized	8,521	8,780
Other locations
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Recognized	355	431
Tax loss carry-forwards
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	13,636	14,108
Valuation allowance	(9,193)	(8,715)
Recognized	4,443	5,393
Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	5,133	4,384
Valuation allowance	(700)	(565)
Recognized	4,433	3,819
of which: related to real estate costs capitalized for US tax purposes | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	2,272	2,268
Valuation allowance	0	0
Recognized	2,272	2,268
of which: related to compensation and benefits | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	1,222	1,128
Valuation allowance	(209)	(173)
Recognized	1,013	955
of which: other | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	1,639	989
Valuation allowance	(491)	(392)
Recognized	1,148	564
UBS AG
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	18,728	18,450
Valuation allowance	(9,889)	(9,276)
Recognized	8,839	9,174
UBS AG | US
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Recognized	8,521	8,780
UBS AG | Other locations
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Recognized	318	394
UBS AG | Tax loss carry-forwards
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	13,636	14,108
Valuation allowance	(9,193)	(8,715)
Recognized	4,443	5,393
UBS AG | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	5,092	4,343
Valuation allowance	(696)	(561)
Recognized	4,396	3,782
UBS AG | of which: related to real estate costs capitalized for US tax purposes | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	2,272	2,268
Valuation allowance	0	0
Recognized	2,272	2,268
UBS AG | of which: related to compensation and benefits | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	1,200	1,112
Valuation allowance	(209)	(173)
Recognized	991	939
UBS AG | of which: other | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	1,620	963
Valuation allowance	(487)	(388)
Recognized	$ 1,133	$ 574